Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, using the accrual method of accounting.

Payment of Benefits
Amounts paid to participants are recorded upon distribution.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan administrator to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results may differ from those estimates.

Investment Valuation and Income Recognition
Investments are reported at fair value, except for fully benefit-responsive investment contracts which are reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions made under each contract, plus earnings, less participant withdrawals, and administrative expenses. See Note 3 and Note 4 for discussion of fair value and contract value measurements, respectively.

As of December 31, 2025 and 2024, the Plan's investments were in mutual funds, common collective trust funds, a pooled separate account (“PSA”), a guaranteed annuity contract, a self-directed brokerage account, and the common stock of Northfield Bancorp, Inc.

Mutual funds are valued on the last business day of the year based on published market values in active markets.

Common collective trust funds values are determined by the respective fund manager using net asset value (“NAV”) as a practical expedient. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding.

The PSA is measured using quoted prices in markets that are not active, and valued by the NAV as a practical expedient of the pooled separate accounts, based on the fair value of the underlying holdings.

The self-directed brokerage account allows participants to establish a brokerage account and select various investments which approximate fair value.

Northfield Bancorp, Inc. common stock is valued at the closing price on the last business day of the year reported on the active market on which the individual securities are traded (NASDAQ).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date.

Investment income (loss), unrealized appreciation (depreciation), and realized gains (losses) for each participant directed investment fund are allocated to each participant in the same ratio that the participant’s account balance in the fund bears to the total account balances for all participants in that fund.

Notes Receivable from Participants
Notes receivable are valued at their unpaid principal balance plus any accrued but unpaid interest. Upon default, these receivables are deemed to be a distribution to the participant. No allowance for losses has been recognized at December 31, 2025 and 2024.
Risks and Uncertainties
The Plan has various investments, directed by participants, including mutual funds, a pooled separate account, a guaranteed annuity contract, a self-directed brokerage account and direct holdings in common stock of Northfield Bancorp, Inc. These investments are subject to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of the investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

The market price of Northfield Bancorp, Inc. common stock is dependent on a number of factors, including the financial condition and profitability of Northfield Bancorp, Inc. and Northfield Bank. In addition, the market price of Northfield Bancorp, Inc. common stock may be affected by general market conditions, market interest rates, the market for financial institutions, merger and takeover transactions, the presence of professional and other investors who purchase common stock on speculation, as well as other unforeseeable events not necessarily within the control of the board of directors of Northfield Bancorp, Inc. and the Bank.